Investment Securities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2012 UNBC [Member] CLO [Member]	Mar. 31, 2010 UNBC [Member] CLO [Member]	Mar. 31, 2013 Debt Securities [Member]	Mar. 31, 2012 Debt Securities [Member]	Mar. 31, 2013 Debt Securities [Member] Corporate Bonds [Member]	Mar. 31, 2012 Debt Securities [Member] Corporate Bonds [Member]	Mar. 31, 2011 Debt Securities [Member] Corporate Bonds [Member]	Mar. 31, 2013 Marketable Equity Securities [Member]	Mar. 31, 2012 Marketable Equity Securities [Member]	Mar. 31, 2011 Marketable Equity Securities [Member]	Mar. 31, 2013 Minimum [Member]
Investment Securities [Line Items]
Investment securities other than Securities available for sale or being held to maturity, carrying value	¥ 864,052	¥ 876,333
Fair value of investment securities held by certain subsidiaries	25,900	33,432
Amount of cost-method investments, fair value estimated by commonly accepted valuation techniques	357,805	302,318
Amount of cost-method investments, test performed to determine whether any impairment indicator exists	506,247	574,015
Aggregate costs of cost-method investments, not estimated at the fair value	503,671	570,122
Impairment losses recognized on cost-method investments	2,364	5,829	2,882
Gross realized gains on available for sale of securities	282,609	233,253	270,384
Gross realized losses on available for sale of securities	31,906	56,226	35,966
Carrying amount of securities transferred from Securities being held to maturity to securities available for sale	47,566	7,856		88,799
Losses on sale of transferred securities from Securities being held to maturity	1,518	691
Carrying amount of Securities being held to maturity immediately prior to the transfer to Securities available for sale on the date, Total	2,131,164	2,385,368		88,799				23,555	59,857
Unrealized losses in unamortized OCI prior to the transfer to Securities available for sale on the date	11	2,395		24,026					14
Unrealized loss recorded in OCI on the transfer of Securities being held to maturity to Securities available for sale				4,949
Fair value of the securities reclassified from Securities available for sale to Securities being held to maturity	12,356				111,895
Other than temporary impairment loss included in Investment securities gains (losses), net	124,172	195,684	139,020
Other than temporary impairment losses from Securities available for sale								8,329	13,782	20,488	113,479	176,073	115,650
Cumulative decline in fair value of the credit impaired securities								13,047	18,334
Credit loss component of impairment losses recognized in earnings						24,525	30,066
Other component of impairment losses recognized in accumulated other comprehensive income (loss) before taxes						¥ 11,479	¥ 11,732
Fair value of the investment has been below cost to be deemed as other-than-temporary, month														6 months
Percentage of decline in fair value of investment below cost set as an indicator for classifying investments as an other-than-temporary decline in fair value														20.00%